Other Intangible Assets, Net (Future Amortization) (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Year ending March 31, 2017		$ 496,730
Year ending March 31, 2018		441,773
Year ending March 31, 2019		386,815
Total	$ 1,084,969	$ 1,325,318	$ 1,447,964